Note 10 - Leases - Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Present value of minimum lease payments	$ 229	$ 2,339
Interest	5	87
Future minimum lease payments	234	2,426
Not later than one year [member]
Statement Line Items [Line Items]
Present value of minimum lease payments	196	2,073
Interest	5	74
Future minimum lease payments	201	2,148
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Present value of minimum lease payments	33	265
Interest		13
Future minimum lease payments	33	278
Later than five years [member]
Statement Line Items [Line Items]
Present value of minimum lease payments
Interest
Future minimum lease payments